Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions
Schedule of key management personnel compensation
	Three months		Nine months
	ended September 30,		ended September 30,
Description	2024	2023	2024	2023
Salaries and bonus	$-	$12,000	$-	$132,000
Short-term employee benefits	563	531	1,648	1,518
Stock-based compensation	30,000	-	511,875	-

Total	$30,563	$12,531	$513,523	133,518